[LOGO]
[THE HARTFORD]

May 5, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:          Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information, reflected in Exhibit A, that would have been filed on behalf of the Registrant under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 22, 2011.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-1779.

Very truly yours,

/s/ Elizandra Barbosa-Souto

Elizandra Barbosa-Souto
Paralegal

Exhibit A

Hartford Life and Annuity Insurance Company Separate Account One
File No. 33-73568	The Director Series VI
File No. 033-56790	The Director Series IV-V

Hartford Life Insurance Company Separate Account Two
File No. 33-73570	The Director Series VI
File No. 033-06952	The Director Series II-V

Hartford Life and Annuity Company Separate Account Three
File No. 33-80732	Select Dimensions Series I

Hartford Life Insurance Company Separate Account Ten
File No. 33-73566	Putnam Hartford Capital Manager Series V
File No. 033-17207	Putnam Capitol Manager Series I-IV

Hartford Life and Annuity Insurance Company Separate Account Ten
File No. 033-60702	Putnam Capital Manager Series III-IV
File No. 33-73572	Putnam Hartford Capital Manager Series V